STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

February 10, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson, Esq.

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 74 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Retirement Real Assets and Pricing Opportunities Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 15, 2016.

We respectfully request limited review of the Amendment for the following reasons. On December 14, 2016, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard Real Assets and Pricing Opportunities Portfolio (“LFI RAPO”), was filed pursuant to Rule 485(b) (the “LFI RAPO 485(b) Filing”) with the Securities and Exchange Commission (the “Commission”). LFI RAPO and the New Portfolio pursue identical investment strategies (as described below) and have identical investment risks and disclosure. Additionally, the statement of additional information for the New Portfolio is substantially identical to those filed by other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”). As the New Portfolio is identical to LFI RAPO in all respects, except that the New Portfolio is offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

The New Portfolio’s investment objective is to seek total return consisting of appreciation and income. Under normal circumstances, the New Portfolio invests at least 80% of its assets in real assets and pricing opportunities investments, including instruments providing exposure to such investments (such as derivative instruments). The New Portfolio considers “real assets” to be (i) assets that have physical properties, such as natural resources, real estate, equipment and industrials, infrastructure and commodities; (ii) companies that own or derive a significant portion of their value from such previously listed assets; and (iii) inflation-indexed securities. Pricing opportunities investments are made in companies that Lazard Asset Management LLC, the New Portfolio’s investment manager, believes may perform well during periods of high inflation, such as those in the consumer discretionary, consumer staples, health care, information technology and telecommunications services sectors. The New Portfolio may gain exposure to the commodity markets by investing up to 25% of the New Portfolio’s total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which has the same investment manager and portfolio management team as the New Portfolio and invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary’s derivatives exposures (i.e., a type of margin or collateral).

The features of the New Portfolio’s Service and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the Staff on the Amendment.

Please telephone the undersigned at 212.806.6238, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kim Kaufman

Kim Kaufman

cc:        Janna Manes